Trade and other receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables
Trade and other receivables:

As at	Dec 31 2017	Dec 31 2016
Trade	$429,582	$335,606
Value-added and other tax receivables	36,584	63,738
Egypt gas contract recoveries(a)	24,466	41,578
Other	46,004	58,681
	$536,636	$499,603

a) Egypt gas contract recoveries:
The natural gas supply agreement in Egypt has a mechanism whereby the Company is partially compensated when gas delivery shortfalls exceed a certain threshold. The receivable is secured by a combination of funds held in escrow and a bank guarantee.